Annual Total Returns (Vanguard Tax-Exempt Money Market Fund - Investor Shares Retail) (Vanguard Tax-Exempt Money Market Fund, Vanguard Tax-Exempt Money Market Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Tax-Exempt Money Market Fund | Vanguard Tax-Exempt Money Market Fund - Investor Shares
Annual Total Return
2013	0.01%
2012	0.04%
2011	0.06%
2010	0.14%
2009	0.41%
2008	2.27%
2007	3.62%
2006	3.37%
2005	2.35%
2004	1.14%